UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number 811-21066

                 Torrey U.S. Strategy Partners, LLC
          (Exact name of registrant as specified in charter)

                 149 Fifth Avenue, Fifteenth Floor
                       New York, New York 10010
          (Address of principal executive offices)(Zip code)

                        Torrey Associates, LLC
                 149 Fifth Avenue, Fifteenth Floor
                       New York, New York 10010
                (Name and address of agent for service)

     Registrant's telephone number, including area code: (212) 644-7800

Date of fiscal year end: March 31, 2010
Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

            TORREY  U.S. STRATEGY PARTNERS, LLC
           (A Delaware Limited Liability Company)

    Schedule of Investments in Unaffiliated Investment Funds as of December 31, 2009


                                                        First                                 Percentage
Investment Fund (a)		    Shares owned   acquisition date  Cost        Fair value   of net assets
- -------------------               ------------   ----------------  ----        ----------   -------------
Equity Long/Short Hedged
------------------------
Castlerock Partners, L.P. 		0	    1/1/2006	      2,989,506	   3,234,347	14.34%
Emerson Capital Partners, LP 		0	    1/1/2009	      3,000,000	   3,419,416	15.16%
Longhorn Onshore Investors, LP		0	   10/1/2008	      1,000,000	   1,317,171	 5.84%
Seminole Small Cap Partners, L.P. 	0	    1/1/2004	      4,505,121	   4,196,955	18.60%
Severn River Capital Partners, LP 	0	    1/1/2009	      3,000,000	   3,093,304	13.71%
Stadia Opportunity Fund, LP 		0	    7/1/2008	        900,000	   1,166,583	 5.17%
TCS Capital, L.P. 			0	    1/1/2004	      1,978,961	   3,149,164	13.96%
                                                                     ----------  ----------    -------
Strategy Total                                                       17,373,588	  19,576,940	86.78%



Event Driven Equity Long/Short
------------------------------
Jana Pirahana Fund, L.P.      		-   	    3/1/2005	        200,000      303,062	 1.34%
                                                                     ----------  ----------    -------
Strategy Total							        200,000      303,062	 1.34%


Total investments in unaffiliated investment funds                  $17,573,588	  19,880,002	88.12%


Other assets less liabilities                                                     $2,668,145 	11.83%

                                                                                 -----------   -------
Net assets representing members' equity                                           22,559,342 	99.95%
                                                                                 ===========   =======


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.     DESCRIPTION OF EXHIBIT
        -----------     ----------------------
        3(a)            Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

        3(b)            Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Torrey U.S. Strategy Partners, LLC

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Board of Managers

Date:   February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Chief Executive Officer

Date:   February 23, 2010

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Principal Financial Officer

Date:   February 23, 2010